INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2012
INCOME (LOSS) PER SHARE

29. INCOME (LOSS) PER SHARE

Basic and diluted net income (loss) per share for each period presented are calculated as follows (in thousands, except share and per share amounts):

	For the year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Numerator:
Income (loss) attributable to ordinary shareholders — basic	757,357	(930,104)	(1,562,859)		(250,856)

Interest expense of convertible bonds and change in fair value of conversion feature of convertible bonds	87,357	—	—		—

Income (loss) attributable to ordinary shareholders — diluted	844,714	(930,104)	(1,562,859)		(250,856)

Denominator:
Weighted-average number of shares outstanding, opening	289,087,589	419,318,032	421,676,232		421,676,232
Weighted-average number of shares issued during the year	21,236,348	—	—		—
Weighted-average number of new ordinary shares issued in connection with exercise of options and vesting of RSUs	939,371	1,007,669	491,273		491,273

Weighted-average number of shares outstanding — basic	311,263,308	420,325,701	422,167,505		422,167,505
Weighted-average number of stock options and RSUs granted in connection with the stock option plan	917,778	—	—		—
Weighted-average number of shares to be issued upon the conversion of convertible bonds	45,091,519	—	—		—

Weighted-average number of shares outstanding — diluted	357,272,605	420,325,701	422,167,505		422,167,505

Basic net income (loss) per share	RMB2.43	(RMB2.21)	(RMB3.70)	(US$	0.59)

Diluted net income (loss) per share	RMB2.36	(RMB2.21)	(RMB3.70)	(US$	0.59)

During the years ended December 31, 2011 and 2012, the Company issued 1,750,000 and 1,000,000 ordinary shares, respectively, to its share depository bank which have been and will continue to be used to settle stock option awards upon their exercise. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and, therefore, have been excluded from the computation of earnings per share. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company.

For the years ended December 31, 2011 and 2012, the potential dilutive effect in relation to the stock options, unvested RSUs and convertible bonds were excluded as they have an anti-dilutive effect. The redeemable shares have been excluded in both basic and diluted net income (loss) per share as they are not entitled to the earnings of the Company.